Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0001285170
Registrant Name	Intermap Technologies Corporation
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A